CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Sales	$ 15,213	$ 462,329	$ 1,244,373	$ 1,353,868
Cost of Goods Sold	(6,947)	(146,738)	(423,726)	(114,272)
Gross Profit	8,266	315,591	820,647	1,239,596
Operating expenses:
Sales commissions	3,821	138,349	182,369	660,963
Employee compensation	218,226	202,832	681,918	260,689
Occupancy	259,275	107,734	628,656	279,191
Provision for doubtful accounts	47,078	0	46,854	0
Depreciation and amortization of property and equipment	3,528	2,772	13,222	8,966
Amortization of intangible assets	2,051	2,154	8,180	4,096
Other operating expenses	53,222	300,321	802,313	737,489
Total Operating Expenses	587,201	754,161	2,373,512	1,951,395
Income (loss) from operations	(578,935)	(438,570)	(1,542,865)	(711,798)
Other Income (Expenses)
Interest income (expense)	(13)	(105)	427	(3)
Total Other Income (Expenses)	(13)	(105)	427	(3)
Loss before Provision for Income Tax	(578,948)	(438,675)	(1,542,438)	(711,801)
Provision for Income Tax	0	0	0	0
Net loss	$ (578,948)	$ (438,675)	$ (1,542,438)	$ (711,801)
Net loss per share basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding basic and diluted	118,182,332	118,130,820	118,130,820	115,883,523
Comprehensive income (loss)
Net loss	$ (578,948)	$ (438,675)	$ (1,542,438)	$ (711,801)
Foreign currency translation adjustment	(49,977)	70,413	116,457	5,931
Total comprehensive income (loss)	$ (628,925)	$ (368,262)	$ (1,425,981)	$ (705,870)